Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Investment in hotel properties, net	$ 96,158	$ 75,899
Investment in unconsolidated joint venture	9,036
Cash and cash equivalents	8,326	4,870
Restricted cash, property escrows	5,350	3,776
Accounts receivable, net of allowance for doubtful accounts of $21 and $10	1,416	1,169
Prepaid expenses and other assets	1,666	1,832
Investment in hotel properties held for sale, net	18,713	54,800
Total Assets	140,665	142,346
Liabilities
Accounts payable, accrued expenses, and other liabilities	5,823	5,419
Derivative liabilities, at fair value	8	8,759
Convertible debt, at fair value	1,315
Long-term debt, net of deferred financing costs	56,775	44,667
Long-term debt related to hotel properties held for sale, net of deferred financing costs	5,945	41,344
Total Liabilities	69,866	100,189
Shareholders' Equity
Common stock, $.01 par value, 200,000,000 shares authorized; 4,956,835 and 4,941,878 shares outstanding	50	49
Additional paid-in capital	118,613	138,387
Accumulated deficit	(112,024)	(105,858)
Total Shareholders' Equity	67,972	32,616
Noncontrolling interest in consolidated partnership (Condor Hospitality Limited Partnership), redemption value of $2,008 and $1,197	2,827	1,879
Total Equity	70,799	34,495
Total Liabilities and Equity	140,665	142,346
Redeemable Preferred Stock Series B [Member]
Liabilities
Redeemable preferred stock: 10% Series B, 800,000 shares authorized; $.01 par value, 332,500 shares outstanding, liquidation preference of $10,182 at December 31, 2015		7,662
Preferred Stock Series A [Member]
Shareholders' Equity
Preferred stock value		8
Series C Preferred Stock [Member]
Shareholders' Equity
Preferred stock value		$ 30
Series D Preferred Stock [Member]
Shareholders' Equity
Preferred stock value	$ 61,333